Document and Entity Information	0 Months Ended
Dec. 27, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Dec. 27, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013
American Beacon Zebra Global Equity Fund (Prospectus Summary) | American Beacon Zebra Global Equity Fund | A Class
Risk/Return:
Trading Symbol	AZLAX
American Beacon Zebra Global Equity Fund (Prospectus Summary) | American Beacon Zebra Global Equity Fund | C Class
Risk/Return:
Trading Symbol	AZLCX
American Beacon Zebra Global Equity Fund (Prospectus Summary) | American Beacon Zebra Global Equity Fund | Y Class
Risk/Return:
Trading Symbol	AZLYX
American Beacon Zebra Global Equity Fund (Prospectus Summary) | American Beacon Zebra Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	AZLIX
American Beacon Zebra Global Equity Fund (Prospectus Summary) | American Beacon Zebra Global Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AZLPX
American Beacon Zebra Small Cap Equity Fund (Prospectus Summary) | American Beacon Zebra Small Cap Equity Fund | A Class
Risk/Return:
Trading Symbol	AZSAX
American Beacon Zebra Small Cap Equity Fund (Prospectus Summary) | American Beacon Zebra Small Cap Equity Fund | C Class
Risk/Return:
Trading Symbol	AZSCX
American Beacon Zebra Small Cap Equity Fund (Prospectus Summary) | American Beacon Zebra Small Cap Equity Fund | Y Class
Risk/Return:
Trading Symbol	AZSYX
American Beacon Zebra Small Cap Equity Fund (Prospectus Summary) | American Beacon Zebra Small Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	AZSIX
American Beacon Zebra Small Cap Equity Fund (Prospectus Summary) | American Beacon Zebra Small Cap Equity Fund | Investor Class
Risk/Return:
Trading Symbol	AZSPX
American Beacon SiM High Yield Opportunities Fund (Prospectus Summary) | American Beacon SiM High Yield Opportunities Fund | A Class
Risk/Return:
Trading Symbol	SHOAX
American Beacon SiM High Yield Opportunities Fund (Prospectus Summary) | American Beacon SiM High Yield Opportunities Fund | C Class
Risk/Return:
Trading Symbol	SHOCX
American Beacon SiM High Yield Opportunities Fund (Prospectus Summary) | American Beacon SiM High Yield Opportunities Fund | Y Class
Risk/Return:
Trading Symbol	SHOYX
American Beacon SiM High Yield Opportunities Fund (Prospectus Summary) | American Beacon SiM High Yield Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	SHOIX
American Beacon SiM High Yield Opportunities Fund (Prospectus Summary) | American Beacon SiM High Yield Opportunities Fund | Investor Class
Risk/Return:
Trading Symbol	SHYPX
American Beacon The London Company Income Equity Fund (Prospectus Summary) | American Beacon The London Company Income Equity Fund | A Class
Risk/Return:
Trading Symbol	ABCAX
American Beacon The London Company Income Equity Fund (Prospectus Summary) | American Beacon The London Company Income Equity Fund | C Class
Risk/Return:
Trading Symbol	ABECX
American Beacon The London Company Income Equity Fund (Prospectus Summary) | American Beacon The London Company Income Equity Fund | Y Class
Risk/Return:
Trading Symbol	ABCYX
American Beacon The London Company Income Equity Fund (Prospectus Summary) | American Beacon The London Company Income Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ABCIX
American Beacon The London Company Income Equity Fund (Prospectus Summary) | American Beacon The London Company Income Equity Fund | Investor Class
Risk/Return:
Trading Symbol	ABCVX